Commitments and Contingencies (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Corporate Headquarters [Member]
Commitments and Contingencies [Line Items]
Lease Expiration Date	Nov. 30, 2016		Nov. 30, 2016
Operating Leases, Rent Expense	$ 64,000	$ 64,000	$ 85,000	$ 75,000
Laboratories and Office Space [Member]
Commitments and Contingencies [Line Items]
Lease Expiration Date	Jun. 30, 2016		Jun. 30, 2016
Operating Leases, Rent Expense	$ 65,000	65,000	$ 86,000	85,000
Israel Office Headquarters [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense			$ 0	6,000
Singapore Office Headquarters in Singapore [Member]
Commitments and Contingencies [Line Items]
Lease Expiration Date	Jan. 31, 2015		Jan. 31, 2015
Operating Leases, Rent Expense	$ 0	4,000	$ 4,000	5,000
New York Laboratory [Member]
Commitments and Contingencies [Line Items]
Lease Expiration Date	Sep. 30, 2016		Sep. 30, 2015
Operating Leases, Rent Expense	$ 87,000	$ 35,000	$ 47,000	$ 4,000